Taxes - Significant Components of Future Income Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Tax loss carryforwards	$ 32,981	$ 20,481
Scientific research and experimental development ("SR&ED") carryforwards	5,345	5,352
Harmonization asset		677
Share issue costs	497	831
Investment tax credits	4,571	4,564
Accounts payable and accrued liabilities	3,102	4,759
Difference between tax and book value of finance obligations	(985)
Difference between tax and book value of capital and intangible assets	(7,694)	(8,252)
Difference between tax and book value of loan receivable	42	31
Total future income tax asset	37,859	28,443
Valuation allowance	(10,983)	(7,626)
Net future income tax asset	$ 26,876	$ 20,817